Share Capital and Public Offerings	12 Months Ended
Dec. 31, 2021
Share Capital And Public Offerings [Abstract]
Share Capital and Public Offerings

Note 15

Share Capital and Public Offerings:

Common Shares:

As of December 31, 2021, the Company had 16,223,389 registered and issued common shares.

On September 27, 2021, the Company entered into a Standby Equity Distribution Agreement (“SEDA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership, (“YA”). Of the $20 million eligible to be sold pursuant to the SEDA, to date the Company has sold an aggregate of 1,340,776 common shares for gross proceeds of approximately $1.56 million. Pursuant to the SEDA, the Company will be able to sell up to $20.0 million of our common shares, at the Company’s sole option, any time during the three-year period following the execution date of the SEDA. Pursuant to the terms of the SEDA, any common shares sold to YA will be priced at 92% of the market price, which is defined as the lowest daily volume weighted average price of the common shares during the five consecutive trading days commencing on the trading day immediately following the delivery of an advance notice to YA. Any sale of common shares pursuant to the SEDA is subject to certain limitations.

The Company is not obligated to utilize any of the $20.0 million available under the SEDA and there are no minimum commitments or minimum use penalties. The total amount of funds that ultimately can be raised under the SEDA over the three-year term will depend on the market price for the common shares and the number of common shares actually sold. The SEDA does not impose any restrictions on the Company’s operating activities. During the term of the SEDA, YA, and its affiliates, are prohibited from engaging in any short selling or hedging transactions related to the common shares.

In addition, in October 2021, the Company sold YA an aggregate of 1,313,232 of the Company’s common shares at a price per share of $1.90, referred to as the Equity Investment Shares, for aggregate gross proceeds of $2.5 million.

The Company also agreed to pay YA, or its affiliates, a commitment fee, or the Commitment Fee, equal to $400,000, or 2% of the aggregate amount available to be sold under the SEDA. The Company agreed to pay half of the Commitment Fee within 15 business days from the execution date of the SEDA, with the remaining half of the Commitment Fee to be paid within twelve months from the execution date of the SEDA. The Company elected to issue 26,203 of the Company’s common shares as Commitment Shares to YA as partial consideration for its irrevocable commitment to purchase the Company’s common Shares under the SEDA, and paid the remainder of the initial portion of the commitment fee, of $140,545, in cash during the year ended December 31, 2021.

On February 2, 2021, the Company completed the closing of its initial public offering of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one Warrant. The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021 under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares, of which the underwriters exercised the option to purchase warrants to purchase up to 722,891 shares of common shares. These Warrants were issued in the Company’s initial public offering and therefore have the same exercise price of $4.15 per share. The Warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the Warrants issued of $6,438,791 was allocated from the total net proceeds of the common share issuance on a relative basis to the common shares and Warrants.

Warrants:

Additionally, the Company issued 144,578 Warrants to the underwriters as compensation at 3% of the total units sold on its initial public offering and these Warrants have an exercise price of $5.1875. These Warrants were also evaluated, and the Company determined that equity classification was appropriate. The fair value of these Warrants of $303,847 was deducted from the gross proceeds received in the initial public offering.

The following table summarizes the common share warrant activity for the year ended December 31, 2021:

Balance at January 1, 2021	-
Issuances	5,686,746
Exercises	(277,000)
Balance at December 31, 2021	5,409,746

Treasury Shares:

In the second half of 2021, the Company created treasury shares from its authorized capital in order to use them for the SEDA, as discussed above. On December 31, 2021, the Company held 1,474,853 treasury Shares for financing arrangements (2020: no such treasury shares were held).

Option Plan

On December 14, 2021, the board of directors, adopted the Share Option Plan Regulation 2021. The purpose of the Option Plan is to retain, attract and motivate management, employees, directors and consultants by providing them with options to purchase our common shares. The Board allocated fifteen percent (15%) of our fully diluted shares to awards that may be made pursuant to the Option Plan. For the year ended December 31, 2021, the Company had not issued any options under the plan.